Compensation Options (Details) - Compensation Options [Member] - $ / shares	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Statement [Line Items]
Outstanding, Beginning		2,486,803	471,178
Expired	(471,178)
Granted			2,015,625
Outstanding and exercisable, Ending	2,015,625		2,486,803
Weighted Average Exercise Price, Outstanding Beginning			$ 0.50
Weighted Average Exercise Price, Expired	$ (0.50)
Weighted Average Exercise Price, Granted			0.40
Weighted Average Exercise Price, Outstanding and exeercisable, Ending	$ 0.40		$ 0.42
Weighted Average Remaining Contractual Life (years), Outstanding Beginning			2 years 9 months 29 days
Weighted Average Remaining Contractual Life (years), Granted			3 years
Weighted Average Remaining Contractual Life (years), Outstanding and exercisable Ending	3 months 25 days	2 years 2 months 23 days	1 year 2 months 23 days